Customer Concentration (Percentage of Total Revenue From Licenses Over 10% of Revenue) (Detail)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Kaleo [Member]
Concentration Risk [Line Items]
Royalty by Licensee as a percentage of revenue, Percentage	0.00%	0.00%	16.00%
Other [Member]
Concentration Risk [Line Items]
Royalty by Licensee as a percentage of revenue, Percentage	0.00%	0.00%	21.00%
Biogen Idec [Member]
Concentration Risk [Line Items]
Royalty by Licensee as a percentage of revenue, Percentage	0.00%	14.00%	40.00%
LENSAR [Member]
Concentration Risk [Line Items]
Royalty by Licensee as a percentage of revenue, Percentage	100.00%	77.00%	17.00%